Consolidated Statement of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Operating activities
Net earnings (loss)	$ 61,862		$ (108,906)	[1],[2],[3]
Add (deduct):
Income tax recovery recognized in net earnings (loss)	(197)		(988)
Increase in net financing charges	202,534		371,086
Increase in depreciation and amortization expenses	438,626		282,806
Stock-based compensation	18,842		12,806
Acquisition of market access rights in connection with Eldorado	0		20,661
Unrealized loss on foreign exchange	5,708		18,134
Unrealized gain on investments and other assets	971		673
Impairment of intangible and other assets	3,931		6,156
Net earnings from associates	0		(1,068)	[1],[3]
Realized (gain) loss on current investments and promissory note	(2,520)		2,727
Income taxes paid	(78,267)		(41,117)
Changes in non-cash operating elements of working capital	34,073		(9,403)
Customer deposit liability movement	(13,884)		7,637
Other	897		(14)
Net cash inflows from operating activities	670,634		559,844
Investing activities
Acquisition of subsidiaries, net of cash acquired	(2,460)		(1,865,262)
Additions to intangible assets	(25,288)		(28,202)
Additions to property and equipment	(27,523)		(33,952)
Additions to deferred development costs	(82,751)		(51,574)
Net (purchase) sale of investments utilizing customer deposits	(5,972)		19,515
Cash movement from restricted cash	0		35,000
Settlement of minimum revenue guarantee	(675)		(7,006)
Net investments in associates	0		1,068
Other	4,885		(3,760)
Net cash outflows from investing activities	(139,784)		(1,934,173)
Financing activities
Issuance of Common Shares	235,963		717,250
Transaction costs on issuance of Common Shares	0		(32,312)
Issuance of Common Shares in relation to stock options	12,159		31,066
Redemption of SBG preferred shares	0		(663,407)
Repayment of shareholder loan on acquisition	0		(10,879)
Issuance of long-debt	0		5,957,976
Repayment of long-term debt	(485,750)		(2,974,393)
Repayment of long-term debt assumed on business combinations	0		(1,079,729)
Transaction costs on long-term debt	0		(36,559)
Settlement of derivatives	0		(125,822)
Repayment of lease liability principal	(17,532)		0
Interest paid	(279,284)		(186,162)
Acquisition of further interest in subsidiaries including deferred contingent payment	(68,394)		(48,240)
Capital contribution from the holders of non-controlling interest	0		12,060
Net (repayment) proceeds on loan issued from the holders of non-controlling interest	(34,047)		31,730
Net cash (outflows) inflows from financing activities	(636,885)		1,592,579
(Decrease) increase in cash and cash equivalents	(106,035)		218,250
Unrealized foreign exchange difference on cash and cash equivalents	6,883		(7,497)
Cash and cash equivalents – beginning of period	721,076	[4]	510,323
Cash and cash equivalents – end of period	$ 621,924		$ 721,076	[4]

[1]	Certain amounts were reclassified in the comparative periods. See note 2.
[2]	The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.
[3]	The Corporation applied IFRS 16, Leases (“IFRS 16”) from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.
[4]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.